Managed Container Fleet (Tables)	12 Months Ended
Dec. 31, 2021
Revenue From Contract With Customer [Abstract]
Schedule of Company's Leasing Equipment

The Company’s container leasing equipment includes such managed containers in the consolidated balance sheets as of December 31, 2021 and 2020, which consisted of the following:

	2021			2020
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
Containers - owned fleet	$6,566,785	$(1,850,721)	$4,716,064	$5,740,717	$(1,619,304)	$4,121,413
Containers - managed fleet	16,757	(943)	15,814	3,926	(287)	3,639
Total containers	$6,583,542	$(1,851,664)	$4,731,878	$5,744,643	$(1,619,591)	$4,125,052

Summary of Total Lease Management Fee Income from Managed Fleet, Including Management Fees Earned from Acquisition Fees and Sales Commissions

Total management fee income from the managed fleet, including management fees earned from acquisition fees and sales commissions during 2021, 2020 and 2019 were as follows (also, see Note 4 “Transactions with Affiliates and Container Investors”):

	2021	2020	2019
Lease rental income - managed fleet	$56,037	$62,448	$101,901
Less: distribution expense to managed fleet container investors	(50,360)	(57,311)	(93,858)
Less: depreciation and interest expense on managed containers purchased on or after January 1, 2019	(1,348)	(730)	(394)
Management fees from leasing	4,329	4,407	7,649
Management fees from non-leasing services	3,360	5,271	7,590
Total management fees	$7,689	$9,678	$15,239

Summary of Reconciliation of Balance Sheet Accounts From the Managed Fleet to Total Amount in Condensed Consolidated Balance Sheets	The following table provides a reconciliation of the balance sheet accounts from the managed fleet to the total amount as of December 31, 2021 and 2020 in the consolidated balance sheets
	2021	2020
Accounts receivable, net - owned fleet	$118,107	$97,950
Accounts receivable, net - managed fleet	7,639	10,628
Total accounts receivable, net	$125,746	$108,578

Prepaid expenses and other current assets - owned fleet	$14,142	$13,614
Prepaid expenses and other current assets - managed fleet	42	99
Total prepaid expenses and other current assets	$14,184	$13,713

Accounts payable and accrued expenses - owned fleet	$21,736	$23,198
Accounts payable and accrued expenses - managed fleet	375	1,187
Total accounts payable and accrued expenses	$22,111	$24,385

Container contracts payable - owned fleet	$140,968	$231,647
Total container contracts payable	$140,968	$231,647